SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)		Sep. 30, 2023		Dec. 31, 2022		Dec. 31, 2021
Payables and Accruals [Abstract]
Advance from customers		$ 532,069		$ 397,886		$ 59,111
Accrued payroll and employee benefits		82,015		89,359		99,342
Accrued interest expenses		209,397		122,135		20,795
Accrued underwriter fees	[1]	1,200,000
Other tax payables (i)		595,183	[2]	261	[2]		[3]
Other payable to a former shareholder (ii)			[4]	191,180	[4],[5]		[5]
Accrued professional fees		332,313
Others	[6]	111,074		153,803
Accrued expenses and other current liabilities		$ 3,062,051		944,624		310,407
Others (iii)	[7]			$ 153,803		$ 131,159

[1]	On March 18, 2023, the Company entered into a private placement consent agreement with Representatives of the private placement taken place on January 19, 2023 (see Note 10) on the underwriting fees of US$1.2 million, payable only on the completion of the underwriting offering.
[2]	Other tax payables are mainly value added tax payable.
[3]	Other tax payables are mainly value added tax payable.
[4]	Other payable to a former shareholder was paid in March 2023.
[5]	Other payable to a former shareholder was paid in March, 2023.
[6]	Others mainly represent accrued employee reimbursement payable and other accrued miscellaneous operating expenses.
[7]	Others mainly represent accrued employee reimbursement payable and other accrued miscellaneous operating expenses.